Risk Management and Use of Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Risk Management and Use of Derivative Financial Instruments
Risk Management and Use of Derivative Financial Instruments

Note 10. Risk Management and Use of Derivative Financial Instruments

In the normal course of our ongoing business operations, we encounter economic risk. There are three main components of economic risk that impact us: interest rate risk, credit risk and market risk. We are primarily subject to interest rate risk on our interest-bearing liabilities. Credit risk is the risk of default on our operations and our tenants' inability or unwillingness to make contractually required payments. Market risk includes changes in the value of our properties and related loans, as well as changes in the value of our other securities and the shares we hold in the Managed REITs due to changes in interest rates or other market factors. In addition, we own investments in the European Union and are subject to the risks associated with changing foreign currency exchange rates.

Use of Derivative Financial Instruments

When we use derivative instruments, it is generally to reduce our exposure to fluctuations in interest rates and foreign currency exchange rate movements. We have not entered, and do not plan to enter into, financial instruments for trading or speculative purposes. The primary risks related to our use of derivative instruments are that a counterparty to a hedging arrangement could default on its obligation or that the credit quality of the counterparty may be downgraded to such an extent that it impairs our ability to sell or assign our side of the hedging transaction. While we seek to mitigate these risks by entering into hedging arrangements with counterparties that are large financial institutions that we deem to be creditworthy, it is possible that our hedging transactions, which are intended to limit losses, could adversely affect our earnings. Furthermore, if we terminate a hedging arrangement, we may be obligated to pay certain costs, such as transaction or breakage fees. We have established policies and procedures for risk assessment and the approval, reporting and monitoring of derivative financial instrument activities.

We measure derivative instruments at fair value and record them as assets or liabilities, depending on our rights or obligations under the applicable derivative contract. Derivatives that are not designated as hedges must be adjusted to fair value through earnings. For a derivative designated and qualified as a cash flow hedge, the effective portion of the change in fair value of the derivative is recognized in Other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is immediately recognized in earnings.

The following table sets forth certain information regarding our derivative instruments (in thousands):

Derivatives Designated		Asset Derivatives Fair Value at		Liability Derivatives Fair Value at
as Hedging Instruments	Balance Sheet Location	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Foreign currency contracts	Other assets, net	$-	$-	$-	$-
Interest rate cap	Other assets, net	25	-	-	-
Foreign currency contracts	Accounts payable, accrued
	expenses and other liabilities	-	-	(2,067)	-
Interest rate swaps	Accounts payable, accrued	-	-	(5,825)	(4,175)
	expenses and other liabilities

Derivatives Not Designated
as Hedging Instruments
Stock warrants (a)	Other assets, net	1,720	-	-	-
Interest rate swaps (a)	Accounts payable, accrued
	expenses and other liabilities	-	-	(16,686)	-
Total derivatives		$1,745	$-	$(24,578)	$(4,175)

__________

  As described below, we acquired these instruments from CPA®:15 in the Merger.

The following table presents the impact of derivative instruments on the consolidated financial statements (in thousands):

	Amount of Gain (Loss) Recognized in
	Other Comprehensive Income on Derivatives (Effective Portion)
	Years Ended December 31,
Derivatives in Cash Flow Hedging Relationships	2012	2011	2010
Interest rate swaps	$(1,059)	$(3,564)	$(45)
Interest rate cap	277	-	-
Foreign currency contracts	(1,480)	-	-
Total	$(2,262)	$(3,564)	$(45)

	Amount of Gain (Loss) Reclassified from Other Comprehensive Income
	into Income (Effective Portion)
	Years Ended December 31,
Derivatives in Cash Flow Hedging Relationships	2012	2011	2010
Interest rate swaps	$(1,442)	$-	$-
Foreign currency contracts	(186)
Total	$(1,628)	$-	$-

		Amount of Gain (Loss) Recognized in
		Income on Derivatives
	Location of Gain (Loss)	Years Ended December 31,
Derivatives Not in Cash Flow Hedging Relationships	Recognized in Income	2012	2011	2010
Interest rate swaps	Other income and (expenses)	$429	$-	$-
Stock warrants	Other income and (expenses)	108	-	-
Total		$537	$-	$-

See below for information on our purposes for entering into derivative instruments and for information on derivative instruments owned by unconsolidated entities, which are excluded from the tables above.

Interest Rate Swaps and Caps

We are exposed to the impact of interest rate changes primarily through our borrowing activities. To limit this exposure, we attempt to obtain mortgage financing on a long-term, fixed-rate basis. However, from time to time, we or our investment partners may obtain variable-rate non-recourse mortgage loans and, as a result, may enter into interest rate swap agreements or interest rate cap agreements with counterparties. Interest rate swaps, which effectively convert the variable-rate debt service obligations of the loan to a fixed rate, are agreements in which one party exchanges a stream of interest payments for a counterparty's stream of cash flow over a specific period. The notional, or face, amount on which the swaps are based is not exchanged. Interest rate caps limit the effective borrowing rate of variable-rate debt obligations while allowing participants to share in downward shifts in interest rates. Our objective in using these derivatives is to limit our exposure to interest rate movements.

The interest rate swaps that we had outstanding on our consolidated subsidiaries at December 31, 2012 were designated as cash flow hedges and are summarized as follows (currency in thousands):

		Notional	Effective	Effective	Expiration	Fair Value at
Description	Type	Amount	Interest Rate	Date	Date	December 31, 2012 (a)
3-Month Euro Interbank Offering Rate (“Euribor”)	Interest rate cap	€69,457	2.0%	12/2012	12/2014	$25
3-Month Euribor	“Pay-fixed” swap	€6,286	4.2%	3/2008	3/2018	(1,392)
1-Month LIBOR	“Pay-fixed” swap	$33,631	3.0%	7/2010	7/2020	(3,624)
1-Month LIBOR	“Pay-fixed” swap	$25,714	3.9%	8/2012	8/2022	(403)
1-Month LIBOR	“Pay-fixed” swap	$6,905	4.4%	6/2012	3/2022	(122)
1-Month LIBOR	“Pay-fixed” swap	$4,414	3.0%	4/2010	4/2015	(247)
1-Month LIBOR	“Pay-fixed” swap	$3,500	3.7%	12/2012	2/2019	(37)
						$(5,800)

__________

  Amounts are based on the applicable exchange rate of the euro at December 31, 2012.

The interest rate swaps that we had outstanding on our consolidated subsidiaries at December 31, 2012 were not designated as hedging and are summarized as follows (currency in thousands):

		Notional	Effective	Effective	Expiration	Fair Value at
Description (a) (c)	Type	Amount	Interest Rate	Date	Date	December 31, 2012 (b)
3-Month Euribor	“Pay-fixed” swap	€100,000	3.7%	7/2006	7/2016	$(15,462)
3-Month Euribor	“Pay-fixed” swap	€15,970	0.9%	4/2012	7/2013	(86)
3-Month Euribor	“Pay-fixed” swap	€6,975	4.4%	4/2008	10/2015	(523)
3-Month Euribor	“Pay-fixed” swap	€5,479	4.3%	4/2007	7/2016	(615)
						$(16,686)

__________

  These interest rate swaps were acquired from CPA®:15 in the Merger. They do not qualify for hedge accounting; however, they do protect against fluctuations in interest rates related to the variable-rate debt we acquired in the Merger.
  Amounts are based on the applicable exchange rate of the euro at December 31, 2012.
  Notional and fair value amounts include, on a combined basis, portions attributable to noncontrolling interests totaling $33.7 million and $(4.2) million, respectively.

The interest rate caps that our unconsolidated jointly-owned investments had outstanding at December 31, 2012 were designated as cash flow hedges and are summarized as follows (currency in thousands):

	Ownership
	Interest at		Notional			Effective	Expiration	Fair Value at
Description	December 31, 2012	Type	Amount	Cap Rate	Spread	Date	Date	December 31, 2012
3-Month LIBOR (a)	17.8%	Interest rate cap	$119,185	4.0%	4.8%	8/2009	8/2014	$1
1-Month LIBOR (b)	79.0%	Interest rate cap	17,275	3.0%	4.0%	9/2009	4/2014	-
								$1

__________

  The applicable interest rate of the related loan was 2.9% at December 31, 2012; therefore, the interest rate cap was not being utilized at that date.
  The applicable interest rate of the related loan was 4.2% at December 31, 2012; therefore, the interest rate cap was not being utilized at that date. The fair value for this interest rate cap was less than $0.1 million at December 31, 2012.

Foreign Currency Contracts

We are exposed to foreign currency exchange rate movements. We manage foreign currency exchange rate movements by generally placing both our debt obligation to the lender and the tenant's rental obligation to us in the same currency. This reduces our overall exposure to the actual equity that we have invested and the equity portion of our cash flow. However, we are subject to foreign currency exchange rate movements to the extent of the difference in the timing and amount of the rental obligation and the debt service. We may also face challenges with repatriating cash from our foreign investments. We may encounter instances where it is difficult to repatriate cash because of jurisdictional restrictions or because repatriating cash may result in current or future tax liabilities. Realized and unrealized gains and losses recognized in earnings related to foreign currency transactions are included in Other income and (expenses) in the consolidated financial statements.

In order to hedge certain of our foreign currency cash flow exposures, we enter into foreign currency forward contracts. A foreign currency forward contract is a commitment to deliver a certain amount of currency at a certain price on a specific date in the future. By entering into forward contracts, we are locked into a future currency exchange rate for the term of the contract. These instruments guarantee that the exchange rate will not fluctuate beyond the range of the options' strike prices.

The following table presents the foreign currency derivative contracts we had outstanding at December 31, 2012 which were designated as cash flow hedges (currency in thousands, except strike price):

	Notional	Strike	Effective	Expiration	Fair Value at
Type	Amount	Price	Date	Date	December 31, 2012 (a)
Foreign currency forward contracts	€50,648	$1.27 - 1.30	5/2012	3/2013 - 6/2017	$(2,051)
Foreign currency forward contracts	€8,700	$1.34 - 1.35	12/2012	9/2017 - 3/2018	(16)
					$(2,067)

__________

  Amounts are based on the applicable exchange rate of the euro at December 31, 2012.

Stock Warrants

In connection with the Merger, we acquired warrants from CPA®:15, which were granted by Hellweg to CPA®:15 in connection with structuring the initial lease transaction, for a total cost of $1.6 million, which was the fair value of the warrants on the date of acquisition. These warrants give us participation rights to any distributions made by Hellweg 2. In addition, we are entitled to a cash distribution that equals a certain percentage of the liquidity event price of Hellweg 2, should a liquidity event occur. Because these warrants are readily convertible to cash and provide for net cash settlement upon conversion, we account for them as derivative instruments. At December 31, 2012, these warrants had a fair value of $1.7 million.

Other

Amounts reported in Other comprehensive income related to interest rate swaps will be reclassified to interest expense as interest payments are made on our variable-rate debt. Amounts reported in Other comprehensive income related to foreign currency contracts will be reclassified to Other income and (expenses) when the hedged foreign currency proceeds from foreign operations are repatriated to the U.S. At December 31, 2012, we estimate that an additional $1.9 million will be reclassified as interest expense during the next 12 months related to our interest rate swaps.

We measure our credit exposure on a counterparty basis as the net positive aggregate estimated fair value of our derivatives, net of collateral received, if any. No collateral was received as of December 31, 2012. At December 31, 2012, our total credit exposure and the maximum exposure to any single counterparty was less than $0.1 million, inclusive of noncontrolling interest.

Some of the agreements we have with our derivative counterparties contain certain credit contingent provisions that could result in a declaration of default against us regarding our derivative obligations if we either default or are capable of being declared in default on certain of our indebtedness. At December 31, 2012, we had not been declared in default on any of our derivative obligations. The estimated fair value of our derivatives that were in a net liability position was $25.7 million, which included accrued interest but excluded any adjustment for nonperformance risk. If we had breached any of these provisions at December 31, 2012, we could have been required to settle our obligations under these agreements at their aggregate termination value of $27.3 million.

Portfolio Concentration Risk

Concentrations of credit risk arise when a group of tenants is engaged in similar business activities or is subject to similar economic risks or conditions that could cause them to default on their lease obligations to us. We regularly monitor our portfolio to assess potential concentrations of credit risk. While we believe our portfolio is reasonably well diversified, it does contain concentrations in excess of 10%, based on the percentage of our annualized contractual minimum base rent for the fourth quarter of 2012, in certain areas, as shown in the table below. The percentages in the table below represent our directly-owned real estate properties and do not include our pro rata share of equity investments.

December 31, 2012
Region:
California	10%
Other U.S.	62%
Total U.S	72%
Total Europe	28%
Total	100%

Asset Type:
Office	29%
Industrial	19%
Warehouse/Distribution	15%
Retail	14%
Self storage	10%
All others	13%
Total	100%

Tenant Industry:
Retail	20%
All other	80%
100%

Except for our investment in CPA®:16 – Global, there were no significant concentrations, individually or in the aggregate, related to our unconsolidated jointly-owned investments. At December 31, 2012, we owned approximately 18.3% of CPA®:16 – Global, which had total assets at that date of approximately $3.4 billion consisting of a portfolio comprised of two hotel properties and full or partial ownership interests in 498 properties substantially all of which were triple-net leased to 144 tenants, and has certain concentrations within its portfolio, which are outlined in its periodic filings.